                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1 - Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2003

Total Return for the Six Months Ended June 30, 2003

Class A	Class B	Class C	Class D	Lehman Brothers Municipal Bond Index[1]	Lipper General Municipal Debt Funds Index[2]
3.77%	3.55%	3.50%	3.77%	3.81%	3.52%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The six-month period ended June 30, 2003 was a favorable time for the fixed-income markets. The U.S. economy continued to recover but at a slow pace. This led to investor concern that reaching the economy's full growth potential would be delayed. The Federal Reserve Board shared this concern and cut the federal funds rate in June. The reduction in the short-term borrowing rate was felt across the yield curve and drove yields down to levels not seen in decades.

Several factors caused the rally in municipal bonds to lag Treasuries. First, states and municipalities sold a record amount of debt to meet cash flow needs and refinance higher cost issues. Municipal yields also adjusted to federal tax legislation, which included acceleration of scheduled tax bracket reductions and a lower tax on dividends. Finally, the yields of some credits were affected by their potential budget deficits. These factors caused the municipal market to establish yield levels that attracted interest from crossover investors such as insurance companies and hedge funds seeking value relative to taxable bonds.

Performance Analysis

The Fund's more conservative portfolio structure underperformed the Lehman Brothers Municipal Bond Index. With rates at historically low levels, the market appeared to be anticipating a prolonged, weak economic recovery. This assessment seemed unduly pessimistic in light of monetary and fiscal policies seeking to stimulate growth. Since this stimulus should eventually result in stronger economic growth and higher interest rates, we maintained the Fund's shorter-than-average duration.

We sought to preserve shareholder value by maintaining a high-grade portfolio with over 85 percent of long-term holdings rated either double- or -triple "A". The portfolio is structured with a greater-than-average weighting of premium coupon bonds. These bonds are somewhat more defensive than current-coupon (par) bonds in a rising-rate environment. The Fund benefited by offering securities with less favorable structure for sale to take advantage of demand for bonds with specific state exemptions.

Purchases at the sector level focused on high-grade revenue bonds backed by electric, transportation and water & sewer projects. The Fund has maintained a cautious stance toward the general obligation sector because a number of issuers under budgetary stress face potential credit rating downgrades. The Fund also benefited by our decision to avoid tobacco bonds.

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	71%
Aa/AA	16
A/A	5
Baa/BBB	4
Ba/BB or Less	1
Not rated	3

LONG-TERM SECTORS
Transportation	20%
Prerefunded	14
Electric	14
General Obligation	13
Water & Sewer	10

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund invests principally in long-term municipal obligations, 75 percent of which are rated within the three highest grades by Moody's, Standard & Poor's or Fitch IBCA.

2.	The portfolio management team seeks to diversify credit and interest-rate risk by investing in a mix of sectors and individual issues that have a variety of coupons, maturities, call features and durations.

Call and Cost (Book) Yield Structure

Percent of Bonds Callable  —  Weighted Average Call Protection: 7 Years

(Based on Long-Term Portfolio) As of 6/30/03

Cost (Book) Yield(b)  —  Weighted Average Book Yield: 5.6%

(Based on Long-Term Portfolio) As of 6/30/03

(a)	Includes issues callable in previous years.
(b)	Cost or book yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.6% on 10% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Performance Summary

Average Annual Total Returns  —  Period Ended June 30, 2003

	Class A Shares* (since 03/27/80)		Class B Shares** (since 07/28/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	8.68%	[3]	8.16%	[3]	8.05%	[3]	8.83%	[3]
	4.06%	[4]	3.16%	[4]	7.05%	[4]
5 Years	5.63%	[3]	5.20%	[3]	5.09%	[3]	5.83%	[3]
	4.72%	[4]	4.87%	[4]	5.09%	[4]
10 Years	5.64%	[3]					5.87%	[3]
	5.19%	[4]
Since Inception	8.44%	[3]	5.37%	[3]	5.22%	[3]	8.69%	[3]
	8.24%	[4]	5.24%	[4]	5.22%	[4]

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.
Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.
Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (94.4%)
	General Obligation (12.2%)
	North Slope Borough, Alaska,
$15,000	Ser 1995 A (MBIA)	0.00%		06/30/06	$14,210,700
4,000	Ser 2000 B (MBIA)	0.00		06/30/09	3,353,480
9,500	Ser 1999 A (MBIA)	0.00		06/30/10	7,556,870
25,000	Ser 2000 B (MBIA)	0.00		06/30/11	18,821,750
20,000	Ser 2001 A (MBIA)	0.00		06/30/12	14,303,000
5,000	California, Various Purpose dtd 04/01/02	6.00		04/01/19	5,820,900
2,000	Los Angeles Unified School District, California, 1997 Ser B (FGIC)	5.00		07/01/23	2,075,840
	Connecticut,
4,000	College Savings 1989 Ser A	0.00		07/01/08	3,530,720
5,000	Refg 2002 Ser E Ser PA 1056 B RITES (FSA)	9.807	‡	11/15/11	6,808,900
15,000	Refg 2002 Ser E Ser PA 1056 A RITES (FSA)	9.807	‡	11/15/13	20,318,100
5,000	Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)	5.00		06/01/20	5,355,150
	Chicago, Illinois,
5,000	Refg Ser 1995 A-2 (Ambac)	6.25		01/01/14	6,189,850
2,000	Refg 2001 A (MBIA)	0.00	#	01/01/17	1,539,960
10,300	Neighborhoods Alive 21 (FGIC)	5.375		01/01/26	10,991,748
	Chicago Board of Education, Illinois
1,000	Ser 2001 C (FSA)	5.50		12/01/18	1,116,210
3,000	Ser 2001 C (FSA)	5.00		12/01/26	3,108,300
3,000	Clark County, Nevada, Transportation Ser 1992 A (Ambac)	6.50		06/01/17	3,839,100
	New York City, New York,
1,510	1990 Ser D	6.00		08/01/07	1,515,376
915	1990 Ser D	6.00		08/01/08	918,257
5,000	New York State, Refg Ser 1995 B	5.70		08/15/10	5,466,550
10,000	North Carolina, Public School Building Ser 1999	4.60		04/01/17	10,538,500
500	Delaware City School District, Ohio, Constr & Impr (FGIC)	5.75		12/01/20	546,955
1,000	Little Miami Local School District, Ohio, Ser 1998 (FGIC)	4.875		12/01/23	1,026,840
10,000	South-Western City School District, Ohio, Ser 1999 (Ambac)	4.75		12/01/19	10,334,800
	Pennsylvania,
5,000	RITES Ser PA – 1112 A (MBIA)	8.777	‡	01/01/18	5,841,700
5,000	RITES Ser PA – 1112 B (MBIA)	8.777	‡	01/01/19	5,767,700
	Shelby County, Tennessee,
5,000	Refg 1995 Ser A	5.625		04/01/11	5,401,350
1,000	Refg 1995 Ser A	5.625		04/01/12	1,080,270
4,000	Refg 1995 Ser A	5.625		04/01/14	4,293,520
5,000	North East Texas Independent School District, Texas, Ser 1999 (PSF)	6.50		10/01/14	6,015,950
187,725					187,688,346

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Educational Facilities Revenue (3.1%)
$4,000	California Public Works Board, University of California 1993 Refg Ser A	5.50%		06/01/21	$4,089,760
1,000	University of Idaho, Student Fee Ser H (FGIC)	5.25		04/01/31	1,058,620
7,000	Indiana University, Student Fee Ser K (MBIA)	5.875		08/01/20	7,668,990
1,000	Purdue University, Indiana, Student Fee Ser Q	5.75		07/01/15	1,150,720
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.125		07/01/20	2,144,960
400	Massachusetts Industrial Finance Agency, College of the Holy Cross 1996 Issue (MBIA)	5.50		03/01/16	441,352
500	Oakland University, Michigan, Ser 1995 (MBIA)	5.75		05/15/26	540,655
7,000	New Jersey Educational Facilities Authority, Princeton University Ser 1999 A	4.75		07/01/25	7,120,610
	New York State Dormitory Authority,
5,000	City University Ser 2000 A (Ambac)	6.125		07/01/13	5,958,000
2,000	State University 1990 Ser A	7.50		05/15/13	2,666,940
5,000	State University 1993 Ser A	5.25		05/15/15	5,744,300
	Ohio State University,
1,500	General Receipts Ser 2002 A	5.00		12/01/26	1,569,915
2,500	General Receipts Ser 1999 A	5.80		12/01/29	2,832,875
4,000	Delaware County Authority, Pennsylvania, Villanova University Ser 1995 (Ambac)	5.70		08/01/15	4,388,000
42,900					47,375,697
	Electric Revenue (13.3%)
	Salt River Project Agricultural Improvement & Power District, Arizona,
25,000	Refg 1993 Ser C (Secondary MBIA)	5.50		01/01/10	28,891,000
4,000	Refg 2002 Ser A	5.25		01/01/13	4,601,280
1,500	Refg 2002 Ser A	5.25		01/01/19	1,647,015
1,635	Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA)	5.75		01/01/15	1,700,008
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 A (Ambac)	8.67	‡	07/01/15	11,250,720
15,000	Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)	5.375		11/15/20	16,487,700
9,550	Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA)	6.50		01/01/17	12,063,465
5,000	Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)	5.25		01/01/16	5,775,600
15,000	Long Island Power Authority, New York, Ser 2000 A (FSA)	0.00		06/01/17	8,251,650
	North Carolina Municipal Power Agency,
5,000	Catawba Ser 1998 A (MBIA)	5.50		01/01/15	5,857,400
4,000	Catawba Ser 2003 A (MBIA)	5.25		01/01/19	4,365,600

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Puerto Rico Electric Power Authority,
$15,000	Power Ser O	0.00%		07/01/17	$8,065,950
5,000	Power Ser EE (MBIA)	4.50		07/01/18	5,160,650
	South Carolina Public Service Authority,
10,000	1996 Refg Ser A (MBIA)	5.75		01/01/13	11,177,300
5,000	2002 Refg Ser D (FSA)	5.00		01/01/21	5,298,700
15,000	1995 Refg Ser A (Ambac)	6.25		01/01/22	16,747,650
10,000	2003 Refg Ser A (Ambac)	5.00		01/01/27	10,489,600
10,500	San Antonio, Texas, Electric & Gas Refg Ser 1994 C	7.98	‡	02/01/06	12,175,800
15,000	Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)	5.75		07/01/19	16,872,000
3,000	Chelan County Public Utility District #1, Washington, Hydro Ser 1997 A (AMT)	5.60		07/01/32	3,104,280
5,000	Grant County Public Utility District #2, Washington, Refg Ser 2001 H (FSA)	5.375		01/01/18	5,487,650
7,330	Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA)	5.50		03/01/18	8,152,206
3,000	Washington Public Power Supply System, Project #2 Refg Ser 1994 A (FGIC)	0.00		07/01/09	2,500,080
198,515					206,123,304
	Hospital Revenue (6.3%)
2,220	Birmingham-Carraway Special Care Facilities Financing Authority, Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)	5.875		08/15/15	2,409,388
5,000	Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A	6.00		07/01/20	5,267,050
5,000	Illinois Health Facilities Authority, Loyola University Health Ser 2001 A	6.00		07/01/21	5,217,600
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/ Christian Health Ser 1993 A	5.25		05/15/14	11,093,100
3,000	University of Missouri, Health Ser 1996 A (Ambac)	5.50		11/01/16	3,272,970
	Henderson, Nevada,
10,065	Catholic Health West 1998 Ser A	5.375		07/01/26	9,422,450
2,000	Catholic Health West 1998 Ser A	5.125		07/01/28	1,789,080
	New Jersey Health Care Facilities Financing Authority,
2,000	St Barnabas Health Refg Ser 1998 B (MBIA)	5.25		07/01/18	2,153,280
6,500	Robert Wood Johnson University Hospital, Ser 2000	5.75		07/01/25	7,068,815
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34	10,334,800
6,000	New York State Medical Care Facilities Finance Agency, Presbyterian Hospital – FHA Insured Mtge Ser 1994 A	5.25		08/15/14	6,258,180
	North Carolina Medical Care Commission,
5,000	Presbyterian Health Services Corp Refg Ser 1993	5.50		10/01/20	5,107,750
1,050	Pitt County Memorial Hospital Ser 1998 A	4.75		12/01/28	1,030,355

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$700	Akron, Bath & Copley Joint Township Hospital District, Ohio, Summa Health Ser 1992 A	6.25%	11/15/07	$715,253
3,000	Erie County Hospital Facility, Ohio, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	3,106,350
5,000	Lorain County, Ohio, Catholic Health Ser 9 2001 A	5.25	10/01/33	5,119,100
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke's Hospital of Bethlehem Ser A 2003 (WI)	5.375	08/15/33	4,847,400
2,500	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Ser A 1996	5.75	01/01/22	2,579,375
5,000	South Carolina Jobs-Economic Development Authority, Bon Secours Health Ser 2002 A	5.625	11/15/30	5,193,350
5,000	North Central Texas Health Facilities Development Corporation, University Medical Center Inc Ser 1997 (FSA)	5.45	04/01/15	5,448,600
94,035				97,434,246
	Industrial Development/Pollution Control Revenue (4.6%)
1,500	Hawaii Department of Budget & Finance, Hawaii Electric Co Ser 1995 A (AMT) (MBIA)	6.60	01/01/25	1,599,075
5,000	Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA)	7.00	06/01/31	5,257,500
8,500	Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993	5.875	08/01/08	8,692,780
2,475	Lapeer Economic Development Corporation, Michigan, Dott Manufacturing Co Ser 1989 A (AMT)	10.65	11/15/17	1,525,219
	Michigan Strategic Fund,
1,000	Ford Motor Co Refg Ser 1991 A	7.10	02/01/06	1,066,780
10,000	Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,312,400
300	Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992	6.00	07/01/22	303,339
	New Jersey Economic Development Authority,
6,000	Continental Airlines Inc Ser 1999 (AMT)	6.625	09/15/12	5,325,420
4,000	Continental Airlines Inc Ser 1999 (AMT)	6.25	09/15/19	3,290,320
2,500	Ohio Water Development Authority, Dayton Power & Light Co Collateralized Refg 1992 Ser A	6.40	08/15/27	2,541,600
5,000	Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 C (AMT)	7.70	03/01/32	5,575,450
8,000	Dallas-Fort Worth International Airport Facility Improvement Corporation, Texas, American Airlines Inc Ser 1995	6.00	11/01/14	4,321,520
10,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT)	5.75	05/01/30	10,481,100
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A	6.90	02/01/13	10,339,700
74,275				70,632,203

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Mortgage Revenue – Multi-Family (0.9%)
$1,320	Massachussetts Housing Finance Agency, Rental 1994 Ser A (AMT) (Ambac)	6.60%	07/01/14	$1,369,619
5,000	New Jersey Housing Agency, 1995 Ser A (Ambac)	6.00	11/01/14	5,247,050
	New York City Housing Development Corporation, New York,
3,876	Ruppert Project – FHA Ins Sec 223F	6.50	11/15/18	4,074,989
3,723	Stevenson Commons Project – FHA Ins Sec 223F	6.50	05/15/18	3,914,120
13,919				14,605,778
	Mortgage Revenue – Single Family (4.3%)
	Alaska Housing Finance Corporation,
2,000	Governmental 1995 Ser A (MBIA)	5.875	12/01/24	2,071,340
15,000	1997 Ser A (MBIA)	6.00	06/01/27	15,381,450
2,440	California Housing Finance Agency, Home 1983 Ser B	0.00	08/01/15	901,531
	Colorado Housing & Finance Authority,
605	1997 Ser B-2 (AMT)	7.00	05/01/26	613,621
930	1998 Ser A-2 (AMT)	6.60	05/01/28	977,644
860	1997 Ser C-2 (AMT)	6.875	11/01/28	871,971
2,695	Connecticut Housing Finance Authority, 2000 Subser B-2 (AMT)	5.85	05/15/31	2,823,039
6,240	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75	07/01/30	6,460,522
100	Idaho Housing Agency, Ser 1988 D-2 (AMT)	8.25	01/01/20	108,564
	Chicago, Illinois,
585	GNMA-Backed Ser 1997 B (AMT)	6.95	09/01/28	604,053
525	GNMA-Backed Ser 1997 A (AMT)	7.25	09/01/28	538,713
110	Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA)	8.00	11/01/20	110,128
20	Saint Tammany Public Trust Finance Authority, Louisiana, Refg Ser 1990 B	7.25	07/25/11	20,497
120	Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)	7.125	06/01/25	121,321
155	Minnesota Housing Finance Agency, Ser 1992 H (AMT)	6.50	01/01/26	158,267
	Missouri Housing Development Commission,
1,115	Homeownership 1996 Ser C (AMT)	7.45	09/01/27	1,173,092
645	Homeownership 1997 Ser A-2 ( AMT)	7.30	03/01/28	672,400
1,710	Homeownership 1997 Ser C-1	6.55	09/01/28	1,820,210
245	Homeownership 1998 Ser B-2 (AMT)	6.40	03/01/29	255,278
1,035	Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31	1,100,008
3,030	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29	3,248,796
10,570	Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)	6.10	09/01/28	11,131,584
1,860	Oregon Housing & Community Service Department, Ser 2000 F (AMT)	6.25	07/01/28	1,972,902

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tennessee Housing Department Agency,
$3,585	Mortgage Finance 1993 Ser A	5.90%	07/01/18	$3,660,393
580	Mortgage Finance 1994 Ser B (AMT)	6.55	07/01/19	594,233
8,845	Mortgage Finance 1993 Ser A	5.95	07/01/28	9,028,445
60	Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E (AMT)	6.50	07/01/26	61,103
65,665				66,481,105
	Nursing & Health Related Facilities Revenue (0.5%)
910	Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 (a)	10.25	01/01/20	411,993
1,810	Lexington-Fayette Urban County Government, Kentucky, AHF/Kentucky-Iowa Inc Ser 1990 (a)	10.25	01/01/20	819,459
500	Minneapolis & Saint Paul Housing & Redevelopment Authority, Minnesota, Group Health Plan Inc Ser 1992	6.75	12/01/13	513,200
2,000	New York State Dormitory Authority, Mental Health Ser 1999 C (MBIA)	4.75	08/15/22	2,046,140
1,710	Chester County Industrial Development Authority, Pennsylvania, RHA/PA Nursing Home Inc Ser 1989	8.50	05/01/32	1,730,144
	Kirbyville Health Facilities Development Authority, Texas,
623	Heartway III Corp Ser 1998 B (b)	6.00	03/20/04	31,088
3,556	Heartway III Corp Ser 1998 A (b)	10.00	03/20/18	1,772,394
11,109				7,324,418
	Public Facilities Revenue (2.5%)
9,000	Arizona School Facilities Board, School Improvement Ser 2001	5.50	07/01/18	10,142,370
2,000	North City West School Facilities Authority, California, Community District #1 Special Tax Ser 1995 B (FSA)	6.00	09/01/19	2,268,020
5,000	Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)	5.50	12/01/25	5,412,350
1,000	Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)	5.50	10/01/17	1,126,810
3,495	Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)	6.25	12/15/20	4,330,060
4,000	Michigan, 525 Redevco Inc COPs (Ambac)	5.50	06/01/27	4,323,920
	Ohio Building Authority,
5,000	1985 Ser C	9.75	10/01/05	5,705,300
5,000	Administrative Building 2001 Ser A (FSA)	5.50	10/01/18	5,606,050
34,495				38,914,880
	Recreational Facilities Revenue (2.1%)
	Metropolitan Football Stadium District, Colorado,
4,000	Sales Tax Ser 1999 A (MBIA)	0.00	01/01/10	3,237,280
3,650	Sales Tax Ser 1999 A (MBIA)	0.00	01/01/11	2,801,010
2,000	Sales Tax Ser 1999 A (MBIA)	0.00	01/01/12	1,458,260

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$9,000	Mashantucket Western Pequot Tribe, Connecticut, Special 1997 Ser B (c)	5.75%		09/01/27	$9,257,670
20,000	Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA)	0.00	##	06/15/22	10,943,200
5,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25		12/01/32	5,262,900
43,650					32,960,320
	Resource Recovery Revenue (0.3%)
5,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	5,549,250
	Retirement & Life Care Facilities Revenue (0.4%)
	Riverside County Public Financing Authority, California,
2,000	Air Force Village West Inc COPs	5.75		05/15/19	2,043,380
3,900	Air Force Village West Inc COPs	5.80		05/15/29	3,949,335
5,900					5,992,715
	Tax Allocation Revenue (0.3%)
5,000	Rosemead Redevelopment Agency, California, Project # 1 Ser 1993 A	5.60		10/01/33	5,075,950
	Transportation Facilities Revenue (18.5%)
4,140	Phoenix, Arizona, Street & Highway Jr Lien Refg Ser 2002 (FGIC)	5.00		07/01/11	4,703,123
5,000	San Fransisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (Ambac)	4.75		07/01/23	5,080,350
2,500	Colorado Department of Transportation, Refg Ser 2002 B (MBIA)	5.50		06/15/16	2,962,725
	E-470 Public Highway Authority, Colorado,
15,000	Ser 1997 B (MBIA)	0.00		09/01/14	9,522,300
5,000	Ser 1997 B (MBIA)	0.00		09/01/16	2,807,050
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001A (AMT) (MBIA)††	5.50		10/01/27	10,519,500
8,500	Jacksonville, Florida, Transportation Ser 2001 (MBIA)	5.00		10/01/26	8,843,230
2,000	Lee County, Florida, Transportation Ser 1995 (MBIA)	5.75		10/01/22	2,195,560
	Mid-Bay Bridge Authority, Florida,
8,710	Sr Lien Crossover Refg Ser 1993 A (Ambac)	5.85		10/01/13	10,318,998
3,000	Ser 1997 A (Ambac)	0.00		10/01/21	1,180,830
5,000	Atlanta, Georgia, Airport Ser 2000 (FGIC)	5.875		01/01/17	5,717,350
3,460	Hawaii, Airport 2000 Ser B (AMT) (FGIC)	6.625		07/01/17	4,129,821
6,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)	5.75		06/01/21	7,179,540
2,000	Kansas Department of Transportation, Highway Refg Ser 1998	5.50		09/01/14	2,395,760
	Kentucky Turnpike Authority,
9,000	Economic Development Road Refg Ser 1995 (Ambac)	6.50		07/01/08	10,743,840
3,500	Resource Recovery Road 1987 Ser A BIGS	8.50		07/01/06	4,193,280
30,000	Resource Recovery Road 1987 Ser A	5.00		07/01/08	30,090,300

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$8,800	Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)	5.55%	01/01/17	$9,104,040
4,140	Missouri Highways & Transportation Commission, Ser A 2001	5.125	02/01/19	4,469,875
5,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375	01/01/40	5,295,700
30,000	New Jersey Turnpike Authority, Ser 2003 A (Ambac) (WI)	5.00	01/01/30	31,568,100
6,595	Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)	6.375	07/01/15	7,567,367
	Metropolitan Transportation Authority, New York,
1,460	Service Contract Ser 2002 A (MBIA)	5.50	01/01/20	1,614,366
5,000	Service Contract Ser 2002 B (MBIA)	5.50	07/01/24	5,452,950
10,000	Transportation Refg Ser 2002 A (Ambac)	5.50	11/15/18	11,329,800
3,000	Pennsylvania Turnpike Commission, Ser A 1998 (Ambac)	4.75	12/01/27	3,042,960
	Puerto Rico Highway & Transportation Authority,
10,000	Refg Ser X	5.50	07/01/15	11,418,800
2,000	Ser 1998 A**	4.75	07/01/38	1,959,860
10,000	South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac)	5.50	10/01/16	11,299,400
11,000	Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)	6.125	11/15/25	12,045,660
7,500	Dallas Area Rapid Transit, Texas, Senior Lien Ser 2001 (Ambac)	5.00	12/01/31	7,770,750
	Dallas Fort Worth International Airport, Texas,
4,000	Refg Ser 1995 (FGIC)	5.625	11/01/15	4,320,640
10,000	Ser A (AMT) (FSA)	5.25	11/01/24	10,239,700
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.875	07/01/17	5,515,650
15,000	Texas Turnpike Authority, Texas, Ser 2002 A (Ambac)	5.00	08/15/42	15,462,600
4,000	Pocahontas Parkway Association, Virginia, Route 895 Connector Ser 1998 A	5.50	08/15/28	2,793,320
275,305				284,855,095
	Water & Sewer Revenue (9.9%)
2,000	San Francisco Public Utilities Commission, California, Water 1996 Ser A	5.00	11/01/21	2,057,360
5,000	Lee County, Florida, Water & Sewer 1999 Ser A (Ambac)	4.75	10/01/23	5,098,850
5,000	Augusta, Georgia, Water & Sewer Ser 2000 (FSA)	5.25	10/01/26	5,255,150
10,000	Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)	4.75	01/01/28	10,145,700
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.375	02/01/19	8,916,400
8,000	Indianapolis, Indiana, Industrial Local Public Improvement Bond Bank Water Works Ser 2002 A (MBIA)	5.125	07/01/27	8,430,320
2,700	Kansas Development Finance Authority, Public Water Supply Ser 2000-2 (Ambac)	5.75	04/01/17	3,100,059
10,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A (FGIC)	4.75	05/15/28	10,129,400
6,000	Boston Water & Commission, Massachusetts 1998 Ser D (FGIC)	4.75	11/01/22	6,104,700
4,925	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.25	07/01/33	5,218,579

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$5,000	Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)	5.125%		07/01/30	$5,225,850
9,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)	5.00		12/01/19	9,752,490
5,000	Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)	5.00		01/01/23	5,170,700
5,000	Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC)	4.50		01/01/24	4,960,300
5,000	Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)	5.25		06/01/28	5,396,250
	Metropolitan Government of Nashville & Davidson County, Tennessee,
2,000	Refg 1986	5.50		01/01/16	2,006,200
5,000	Refg Ser 1998 A (FGIC)	4.75		01/01/22	5,098,050
7,100	Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)	5.75		05/15/17	8,126,944
5,000	Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC)	5.25		12/01/30	5,205,350
	San Antonio, Texas,
1,000	Water & Refg Ser 2002 (FSA)	5.50		05/15/19	1,115,040
16,000	Water & Refg Ser 2002 (FSA)	5.00		05/15/28	16,601,760
5,000	Tarrant Regional Water District, Texas, Water Ser 2002 (FSA)	5.375		03/01/16	5,649,300
1,300	Wichita Falls, Texas, Water & Sewer 2001 (Ambac)	5.375		08/01/24	1,391,221
1,000	Loudoun County Sanitation Authority, Virginia, Ser 1998 (MBIA)	4.75		01/01/21	1,022,800
	Seattle, Washington, Water System
5,000	Ser PA 1143 A RITES (MBIA)	8.728	‡	09/01/20	5,664,600
5,000	Ser PA 1143 B RITES (MBIA)	8.728	‡	09/01/23	5,495,400
144,025					152,338,773
	Other Revenue (1.5%)
	New York City Transitional Finance Authority, New York,
7,000	Refg 2003 Ser D (MBIA)	5.25		02/01/21	7,597,870
8,000	Refg 2003 Ser A	5.50		11/01/26	9,216,480
5,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17	5,839,200
20,000					22,653,550
	Refunded (13.7%)
4,435	Jefferson County, Alabama, Sewer Ser 1997 D (FGIC)	5.75		02/01/07†	5,087,788
9,000	Los Angeles Convention & Exhibition Center Authority, California, Ser 1985 COPs	9.00		12/01/05†	10,663,470
19,600	San Francisco Redevelopment Agency, California, George R Moscone
	Convention Ctr Ser 1988 GAINS	8.50		07/01/04†	21,338,324
2,500	Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)	6.875		10/01/22	3,353,875
1,600	Northern Palm Beach County Improvement District, Florida, Water Control & Impr #9A Ser 1996 A (ETM)	6.80		08/01/06	1,844,448
8,000	Hawaii, 1999 Ser CT (FSA)	5.875		09/01/09†	9,638,800
	Massachusetts,
10,000	2000 Ser C (original maturity 10/01/14)	5.75		10/01/10†	11,972,300
10,000	2000 Ser C (original maturity 10/01/19)	5.75		10/01/10†	11,972,300
2,500	Massachusetts, Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00		08/01/10†	2,807,275

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$5,075	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.25%		07/01/11†	$5,917,399
	New Jersey Highway Authority,
10,000	Senior Parkway 2001 Ser (FGIC)	5.25		01/01/12†	10,916,100
7,000	Senior Parkway 1999 Ser	5.625		01/01/10†	7,640,920
6,000	New York Local Government Assistance Corporation, Ser 1995 A	6.00		04/01/05†	6,617,640
	New York State Dormitory Authority,
7,800	State University Ser 2000 B	5.375		05/15/10†	9,170,694
13,090	Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	16,904,164
	Charlotte, North Carolina
5,000	Water & Sewer Ser 2000	5.25		06/01/10†	5,837,100
4,000	Water & Sewer Ser 2000 (original maturity 06/01/19)	5.75		06/01/10†	4,795,080
4,000	Water & Sewer Ser 2000 (original maturity 06/01/20)	5.75		06/01/10†	4,795,080
10,000	North Carolina, 1997 Ser A	5.20		03/01/07†	11,403,300
12,000	Pennsylvania, First Ser 1995 (FGIC)	5.50		05/01/05†	13,107,120
9,000	San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)	4.70		02/01/06	9,742,050
5,000	Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)	5.00		06/01/15	5,677,400
18,000	King County, Washington, Ltd Tax 1995 (MBIA)	6.00		01/01/05†	19,645,020
183,600					210,847,647
1,405,118	Total Tax-Exempt Municipal Bonds (Cost $1,327,648,710)				1,456,853,277
	Short-Term Tax-Exempt Municipal Obligations (4.3%)
10,000	Los Angeles, California, Wastewater Ser 1994-A (MBIA)	5.875		06/01/04†	10,651,500
15,270	Idaho Health Facilities Authority, St Lukes Regional Medical Ser 2000 (FSA) (Demand 07/01/03)	1.00	*	07/01/30	15,270,000
10,500	Missouri Health & Educational Facilities Authority, Cox Health Ser 1997 (MBIA) (Demand 07/01/03)	1.00	*	06/01/15	10,500,000
2,150	Reno, Nevada, St Mary's Regional Medical Center 1998 B (MBIA) (Demand 07/01/03)	1.00	*	05/15/23	2,150,000
5,375	University of North Carolina, Hospitals at Chapel Hill Ser 2001 A (Demand 07/01/03)	1.00	*	02/15/31	5,375,000
	Harris County Health Facilities Development Corporation, Texas,
9,500	Methodist Hospital Ser 2002 (Demand 07/01/03)	0.95	*	02/15/31	9,500,000
12,500	St Luke's Episcopal Hospital Ser 2001 B (Demand 07/01/03)	0.95	*	12/01/32	12,500,000
65,295	Total Short-Term Tax-Exempt Municipal Obligations (Cost $65,134,641)				65,946,500
$1,470,413	Total Investments (Cost $1,392,783,351)(d) (e)			98.7%	1,522,799,777
	Other Assets In Excess of Liabilities			1.3	19,753,294
	Net Assets			100.0%	$1,542,553,071

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

AMT	Alternative Minimum Tax.
BIGS	Bond Income Growth Securities.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
GAINS	Growth and Income Security.
PSF	Texas Permanent School Fund Guarantee Program.
RITES	Residual Interest Tax-Exempt Securities.
WI	Security purchased on a when-issued basis.
†	Prerefunded to call date shown.
††	Joint exemption in locations shown.
‡	Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term security fluctuates.
#	Currently a zero coupon security; will convert to 5.38% on January 1, 2011.
##	Currently a zero coupon security; will convert to 5.65% on June 15, 2017.
*	Current coupon of variable rate demand obligation.
**	A portion of this security has been physically segregated in connection with open futures contracts.
(a)	Issue in bankruptcy; non-income producing security.
(b)	Issue in default; non-income producing security.
(c)	Resale is restricted to qualified institutional investors.
(d)	Securities have been designated as collateral in an amount equal to $52,809,691 in connection with the open futures contracts and the purchase of when-issued securities.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $140,173,821, and the aggregate gross unrealized depreciation is $10,157,395, resulting in net unrealized appreciation of $130,016,426.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – A wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corporation.

Futures Contracts Open at June 30, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
100	Short	U.S. Treasury Note 5 Yr September/2003	$(11,512,500)	$3,869
50	Short	U.S. Treasury Note 10 Yr September/2003	(5,871,875)	3,543
		Total unrealized appreciation		$7,412

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	0.5%
Alaska	4.9
Arizona	3.2
California	5.8
Colorado	3.1
Connecticut	2.8
District of Columbia	0.7
Florida	2.5
Georgia	2.2
Hawaii	1.8
Idaho	1.1%
Illinois	3.4
Indiana	1.7
Kansas	0.7
Kentucky	3.6
Maryland	0.5
Massachusetts	3.4
Michigan	1.9
Minnesota	0.4
Missouri	2.2
Nevada	1.8%
New Hampshire	0.2
New Jersey	5.8
New Mexico	0.5
New York	8.5
North Carolina	3.8
Ohio	3.9
Oregon	0.1
Pennsylvania	2.7
Puerto Rico	1.7
South Carolina	4.6%
Tennessee	2.0
Texas	11.1
Utah	1.5
Virginia	0.9
Washington	3.2
Wisconsin	0.7
Joint Exemption*	(0.7)
Total	98.7%

*	Joint exemption has been included in each geographic location.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $1,392,783,351)	$1,522,799,777
Cash	2,467,741
Receivable for:
Investments sold	33,860,883
Interest	24,173,001
Shares of beneficial interest sold	1,014,517
Variation margin	7,412
Prepaid expenses and other assets	95,786
Total Assets	1,584,419,117
Liabilities:
Payable for:
Investments purchased	38,799,517
Shares of beneficial interest redeemed	1,344,092
Dividends to shareholders	770,581
Investment management fee	539,830
Distribution fee	177,118
Accrued expenses and other payables	234,908
Total Liabilities	41,866,046
Net Assets	$1,542,553,071
Composition of Net Assets:
Paid-in-capital	$1,408,462,005
Net unrealized appreciation	130,023,838
Accumulated undistributed net investment income	109,828
Accumulated undistributed net realized gain	3,957,400
Net Assets	$1,542,553,071
Class A Shares:
Net Assets	$136,578,929
Shares Outstanding (unlimited authorized, $.01 par value)	11,338,565
Net Asset Value Per Share	$12.05
Maximum Offering Price Per Share,
(net asset value plus 4.44% of net asset value)	$12.58
Class B Shares:
Net Assets	$244,620,907
Shares Outstanding (unlimited authorized, $.01 par value)	20,216,712
Net Asset Value Per Share	$12.10
Class C Shares:
Net Assets	$39,682,038
Shares Outstanding (unlimited authorized, $.01 par value)	3,288,834
Net Asset Value Per Share	$12.07
Class D Shares:
Net Assets	$1,121,671,197
Shares Outstanding (unlimited authorized, $.01 par value)	93,134,774
Net Asset Value Per Share	$12.04

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$40,439,294
Expenses
Investment management fee	3,114,541
Distribution fee (Class A shares)	107,082
Distribution fee (Class B shares)	714,403
Distribution fee (Class C shares)	120,532
Transfer agent fees and expenses	404,927
Shareholder reports and notices	47,805
Professional fees	35,993
Registration fees	34,771
Custodian fees	32,109
Trustees' fees and expenses	16,146
Other	35,856
Total Expenses	4,664,165
Less: expense offset	(31,925)
Net Expenses	4,632,240
Net Investment Income	35,807,054
Net Realized and Unrealized Gain:
Net realized gain on investments	3,961,110
Net Change in Unrealized Appreciation on:
Investments	17,619,614
Futures contracts	7,412
Net Appreciation	17,627,026
Net Gain	21,588,136
Net Increase	$57,395,190

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$35,807,054	$70,087,291
Net realized gain	3,961,110	8,090,590
Net change in unrealized appreciation	17,627,026	48,291,629
Net Increase	57,395,190	126,469,510
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(2,814,583)	(1,788,839)
Class B shares	(4,968,892)	(9,447,499)
Class C shares	(695,966)	(929,364)
Class D shares	(26,786,285)	(57,919,499)
Net realized gain*
Class A shares	(66,399)	(624,930)
Class B shares	(123,127)	(1,480,545)
Class C shares	(19,944)	(177,816)
Class D shares	(568,167)	(7,487,752)
Total Dividends and Distributions	(36,043,363)	(79,856,244)
Net increase (decrease) from transactions in shares of beneficial interest	(17,246,380)	58,795,650
Net Increase	4,105,447	105,408,916
Net Assets:
Beginning of period	1,538,447,624	1,433,038,708
End of Period
(Including accumulated undistributed net investment income of $109,828 and dividends in excess of net investment income of $431,500, respectively)	$1,542,553,071	$1,538,447,624

*	Includes short-term gains of

Class A shares	—	$50,013
Class B shares	—	97,264
Class C shares	—	12,240
Class D shares	—	478,843
Total short-term gains	—	$638,360

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.325% to the portion of daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.30% to the portion of daily net assets exceeding $2.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 0.60% of the average daily net assets of Class B; and (iii) Class C – up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,959,476 at June 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $166,789 and $2,718, respectively and received $194,198 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003 aggregated $162,176,430 and $169,711,102, respectively.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $10,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,628. At June 30, 2003, the Fund had an accrued pension liability of $119,127 which is included in accrued expenses in the Statement of Assets and Liabilities.

5.   Federal Income Tax Status

At December 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of discount on debt securities.

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2003, the Fund held positions in residual interest bonds having a total value of $73,322,920, which represents 4.8% of the Fund's net assets.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At June 30, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

8.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	10,320,183	$123,636,111	7,617,423	$89,539,965
Reinvestment of dividends and distributions	178,547	2,129,435	126,463	1,492,518
Shares issued in connection with the acquisition of the Morgan Stanley Select Municipal Reinvestment Fund (See Note 9)	—	—	6,193,528	73,196,868
Redeemed	(9,315,050)	(111,612,638)	(6,128,267)	(71,987,138)
Net increase – Class A	1,183,680	14,152,908	7,809,147	92,242,213
CLASS B SHARES
Sold	2,240,939	26,772,901	7,363,472	86,955,912
Reinvestment of dividends and distributions	199,682	2,392,086	465,106	5,489,292
Redeemed	(1,946,776)	(23,309,208)	(5,439,491)	(64,199,912)
Net increase – Class B	493,845	5,855,779	2,389,087	28,245,292
CLASS C SHARES
Sold	1,540,861	18,396,200	2,498,384	29,369,636
Reinvestment of dividends and distributions	36,734	439,231	62,523	736,937
Redeemed	(779,979)	(9,317,262)	(1,480,576)	(17,373,619)
Net increase – Class C	797,616	9,518,169	1,080,331	12,732,954
CLASS D SHARES
Sold	2,382,903	28,268,290	5,241,723	61,748,259
Reinvestment of dividends and distributions	1,101,379	13,133,333	2,768,369	32,495,282
Redeemed	(7,408,766)	(88,174,859)	(14,371,570)	(168,668,350)
Net decrease – Class D	(3,924,484)	(46,773,236)	(6,361,478)	(74,424,809)
Net increase (decrease) in Fund	(1,449,343)	$(17,246,380)	4,917,087	$58,795,650

9.   Acquisition of Morgan Stanley Select Municipal Reinvestment Fund

On December 16, 2002, the Fund acquired all the net assets of the Morgan Stanley Select Municipal Reinvestment Fund ("Select Municipal Reinvestment") based on the respective valuations as of the close of business on December 13, 2002, pursuant to a plan of reorganization approved by the shareholders of Select Municipal Reinvestment on December 10, 2002. The acquisition was accomplished by a tax-free exchange of 6,193,528 Class A shares of the Fund at a net asset value of $11.82 per share for 6,047,876 shares of Select Municipal Reinvestment. The net assets of the Fund and Select Municipal Reinvestment

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

immediately before the acquisition were $1,450,632,309 and $73,196,868, respectively, including unrealized appreciation of $4,483,887 for Select Municipal Reinvestment. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,523,829,177.

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001		2000	1999		1998
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.88		$11.50	$11.71		$11.08	$12.02		$12.09
Income (loss) from investment operations:
Net investment income	0.28		0.56	0.59		0.58	0.58		0.59
Net realized and unrealized gain (loss)	0.17		0.46	(0.12)		0.63	(0.91)		0.10
Total income (loss) from investment operations	0.45		1.02	0.47		1.21	(0.33)		0.69
Less dividends and distributions from:
Net investment income	(0.27)		(0.56)	(0.58)		(0.58)	(0.58)		(0.59)
Net realized gain	(0.01)		(0.08)	(0.10)		—	(0.03)		(0.17)
Total dividends and distributions	(0.28)		(0.64)	(0.68)		(0.58)	(0.61)		(0.76)
Net asset value, end of period	$12.05		$11.88	$11.50		$11.71	$11.08		$12.02
Total Return†	3.77	% (1)	9.03%	4.05%		11.21%	(2.82)%		5.86%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	0.66	% (2)	0.67%	0.66	% (3)	0.72%	0.64	%(3)	0.74	% (3)
Net investment income	4.67	% (2)	4.74%	4.97%		5.14%	4.98%		4.88%
Supplemental Data:
Net assets, end of period, in thousands	$136,579		$120,659	$26,984		$21,685	$17,198		$15,041
Portfolio turnover rate	11	% (1)	13%	17%		17%	13%		15%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001		2000	1999		1998
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.93		$11.56	$11.76		$11.13	$12.07		$12.14
Income (loss) from investment operations:
Net investment income	0.25		0.51	0.54		0.54	0.53		0.55
Net realized and unrealized gain (loss)	0.18		0.45	(0.11)		0.63	(0.91)		0.10
Total income (loss) from investment operations	0.43		0.96	0.43		1.17	(0.38)		0.65
Less dividends and distributions from:
Net investment income	(0.25)		(0.51)	(0.53)		(0.54)	(0.53)		(0.55)
Net realized gain	(0.01)		(0.08)	(0.10)		—	(0.03)		(0.17)
Total dividends and distributions.	(0.26)		(0.59)	(0.63)		(0.54)	(0.56)		(0.72)
Net asset value, end of period	$12.10		$11.93	$11.56		$11.76	$11.13		$12.07
Total Return†	3.55	% (1)	8.44%	3.68%		10.75%	(3.25)%		5.47%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	1.09	% (2)	1.09%	1.09	% (3)	1.11%	1.11	%(3)	1.10	% (3)
Net investment income	4.24	% (2)	4.32%	4.54%		4.75%	4.51%		4.52%
Supplemental Data:
Net assets, end of period, in thousands	$244,621		$235,358	$200,293		$156,972	$139,786		$132,303
Portfolio turnover rate	11	% (1)	13%	17%		17%	13%		15%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001		2000	1999		1998
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.90		$11.53	$11.73		$11.10	$12.04		$12.11
Income (loss) from investment operations:
Net investment income	0.25		0.50	0.52		0.52	0.51		0.53
Net realized and unrealized gain (loss)	0.17		0.44	(0.10)		0.63	(0.91)		0.10
Total income (loss) from investment operations	0.42		0.94	0.42		1.15	(0.40)		0.63
Less dividends and distributions from:
Net investment income	(0.24)		(0.49)	(0.52)		(0.52)	(0.51)		(0.53)
Net realized gain	(0.01)		(0.08)	(0.10)		—	(0.03)		(0.17)
Total dividends and distributions	(0.25)		(0.57)	(0.62)		(0.52)	(0.54)		(0.70)
Net asset value, end of period	$12.07		$11.90	$11.53		$11.73	$11.10		$12.04
Total Return†	3.50	% (1)	8.34%	3.58%		10.66%	(3.37)%		5.36%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	1.19	% (2)	1.19%	1.19	% (3)	1.21%	1.21	%(3)	1.20	% (3)
Net investment income	4.14	% (2)	4.22%	4.44%		4.65%	4.41%		4.34%
Supplemental Data:
Net assets, end of period, in thousands	$39,682		$29,648	$16,270		$11,578	$10,025		$7,599
Portfolio turnover rate	11	% (1)	13%	17%		17%	13%		15%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001		2000	1999		1998
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.88		$11.50	$11.70		$11.07	$12.01		$12.08
Income (loss) from investment operations:
Net investment income	0.29		0.58	0.61		0.60	0.59		0.62
Net realized and unrealized gain (loss)	0.16		0.46	(0.11)		0.63	(0.91)		0.10
Total income (loss) from investment operations	0.45		1.04	0.50		1.23	(0.32)		0.72
Less dividends and distributions from:
Net investment income	(0.28)		(0.58)	(0.60)		(0.60)	(0.59)		(0.62)
Net realized gain	(0.01)		(0.08)	(0.10)		—	(0.03)		(0.17)
Total dividends and distributions	(0.29)		(0.66)	(0.70)		(0.60)	(0.62)		(0.79)
Net asset value, end of period	$12.04		$11.88	$11.50		$11.70	$11.07		$12.01
Total Return†	3.77	% (1)	9.21%	4.31%		11.44%	(2.71)%		6.11%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	0.49	% (2)	0.49%	0.49	% (3)	0.51%	0.51	%(3)	0.50	% (3)
Net investment income	4.84	% (2)	4.92%	5.14%		5.35%	5.11%		5.12%
Supplemental Data:
Net assets, end of period, in thousands	$1,121,671		$1,152,783	$1,189,492		$852,950	$853,216		$1,023,246
Portfolio turnover rate	11	% (1)	13%	17%		17%	13%		15%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37950rpt-11784G03-AP-7/03	MUNICIPAL NATIONAL INTERMEDIATE
Morgan Stanley Tax-Exempt Securities Trust Semiannual Report June 30, 2003

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust
Ronald E. Robison
Principal Executive Officer
August 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003

                                       2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
          Securities Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

                                       3

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                                  Ronald E. Robison

                                                  Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
          Securities Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

    (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                                Francis Smith

                                                Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                 Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                Francis Smith
                                            Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8